Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of composition of income tax benefit

	For the Years Ended December 31,
	2020	2021	2022
Current income tax expense	—	—	1,331
Deferred income tax expense/(benefit)	(22,847)	168,643	(128,338)
Income tax (benefit)/expense	(22,847)	168,643	(127,007)

Schedule of reconciliations of the income tax expenses

	For the Years Ended December 31,
	2020	2021	2022
Loss before income tax expense	(188,877)	(152,812)	(2,159,355)
Income tax credit computed at PRC statutory income tax rate of 25%	(47,219)	(38,203)	(539,839)
Tax effect of tax‑exempt entity and preferential tax rate	30,140	(89,928)	(321,507)
Tax effect of R&D Deduction and others	(144,503)	(314,141)	(648,317)
Non‑deductible expenses	21,511	318,185	566,597
Change in valuation allowance	117,224	292,730	816,059
Income tax (benefit)/expense	(22,847)	168,643	(127,007)

Schedule of components of the group's deferred tax assets (liabilities)

	For the Years Ended December 31,
	2020	2021	2022
Deferred tax assets
Net operating loss carryforwards	1,144,397	1,119,659	1,522,412
Accrued expenses and others	66,773	228,734	416,517
Inventory write-downs and losses on inventory purchase commitments	—	—	219,518
Impairment of long-lived assets and allowance for credit losses	7,694	13,224	15,093
Acquisition of Changzhou Manufacturing Base Phase I and Phase II (Note 10) and Changzhou Huixiang (Note 5)	—	11,969	13,782
Depreciation and amortization	16,220	190	—
Unrealized financing cost and investment loss	13,125	—	900
Total deferred tax assets	1,248,209	1,373,776	2,188,222
Less: Valuation allowance	(1,004,665)	(1,297,395)	(2,113,455)
Deferred tax assets, net of valuation allowance	243,544	76,381	74,767
Deferred tax liabilities
Accelerated tax depreciation and others	(215,030)	(195,121)	(68,652)
Fair value change of certain investments	(5,667)	(15,087)	(9,157)
Total deferred tax liabilities	(220,697)	(210,208)	(77,809)
Deferred tax assets/(liabilities), net	22,847	(133,827)	(3,042)

Schedule of movement of valuation allowance

	For the Years Ended December 31,
	2020	2021	2022
Valuation allowance
Balance at beginning of the year	887,441	1,004,665	1,297,395
Additions	148,458	395,955	1,147,602
Reversals	(31,234)	(103,225)	(331,542)
Balance at ending of the year	1,004,665	1,297,395	2,113,455